Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
OPERATING ACTIVITIES
Net income	$ 255,548	$ 97,312	$ 164,604
Non-cash and non-operating items:
Unrealized (gain) loss on non-designated derivative instruments (note 13)	(42,652)	16,467	3,133
Depreciation and amortization	130,810	129,752	136,765
Write-down and (gain) on sales of vessels (notes 6, 8 and 19)	0	51,000	(13,564)
Unrealized foreign currency exchange (gain) loss including the effect of settlement upon maturity or termination of cross currency swaps (note 13)	(16,656)	16,194	2,805
Amortization of deferred financing issuance costs included in interest expense	5,245	5,788	8,135
Provision for Loan, Lease, and Other Losses	2,817	16,075	0
Other Noncash Income (Expense)	6,578	7,161	7,634
Income (Loss) from Equity Method Investments, Net of Dividends or Distributions	65,277	475	18,516
Proceeds from Equity Method Investment, Distribution	50,122	71,758	40,303
Increase (Decrease) in Operating Capital	77,555	(274,231)	(7,933)
Net operating cash flow	198,858	613,505	298,929
FINANCING ACTIVITIES
Proceeds from issuance of long-term debt	669,691	604,050	186,566
Scheduled repayments of long-term debt and settlement of related swaps (note 13)	(353,141)	(256,085)	(132,627)
early repayment of long-term debt	391,543	752,061	188,787
Financing issuance costs	(9,728)	(5,111)	(1,149)
Gross Proceeds from lease payments, Sales-Type Leases, Financing Activity	0	0
Proceeds from financing related to sales and leaseback of vessels			317,806
Finance Lease, Principal Payments	(71,932)	(69,982)	(71,726)
Repayments of Long-term Capital Lease Obligations	0	0	(111,617)
Repurchase of common units (note 16)	0	(15,635)	(25,728)
Payments of Ordinary Dividends	124,195	104,397	82,379
Payments of Ordinary Dividends, Noncontrolling Interest	(2,923)	(5,940)	(90)
Payments to Noncontrolling Interests	0	(2,219)	0
Net financing cash flow	(283,771)	(607,380)	(109,731)
INVESTING ACTIVITIES
Expenditures for vessels and equipment, net of warranty settlement	(41,973)	(10,482)	(97,895)
Capital contributions and advances to equity-accounted joint ventures	0	(991)	(72,391)
Repayment of Notes Receivable from Related Parties	11,000	10,000	0
Proceeds from sales of vessels (note 19b)	0	0	11,515
Net investing cash flow	(30,973)	(1,473)	(158,771)
Increase in cash, cash equivalents and restricted cash	(115,886)	4,652	30,427
Cash, cash equivalents and restricted cash, beginning of the year	257,943	253,291	222,864
Cash, cash equivalents and restricted cash, end of the year	$ 142,057	$ 257,943	$ 253,291